Operating Segments (Schedule of Segment Reporting Information, by Segment) (Detail) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Operating revenue	[1]	$ 3,858	$ 3,466
Net income		(680)	503
Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue	[2]	1,965	1,748
Net income		20	184
Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Net Income from discontinued operations		54	56
Operating revenue	[3]	566	389
Net income		190	180
Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		134	46
Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Net Income from discontinued operations		54	56
Operating revenue		566	389
Net income		190	180
Adjustments/Eliminations
Segment Reporting Information [Line Items]
Operating revenue			28
Eliminations
Segment Reporting Information [Line Items]
Operating revenue		(220)	(161)
Power Delivery
Segment Reporting Information [Line Items]
Operating revenue		598	563
Net income		155	156
Power Delivery | Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		6	6
Power Delivery | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		604	569
Power Delivery | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue		598	563
Net income		154	154
Power Generation
Segment Reporting Information [Line Items]
Operating revenue		1,745	1,860
Net income		308	348
Power Generation | Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		4	2
Power Generation | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		1,749	1,862
Power Generation | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue		1,396	1,400
Net income		204	222
Gas Infrastructure
Segment Reporting Information [Line Items]
Operating revenue		1,373	1,222
Net income		359	327
Gas Infrastructure | Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		26	6
Gas Infrastructure | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		1,399	1,228
Gas Infrastructure | Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Operating revenue		566	389
Net income		138	123
Southeast Energy
Segment Reporting Information [Line Items]
Operating revenue		1,182
Net income		132
Southeast Energy | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		1,182
Corporate and Other
Segment Reporting Information [Line Items]
Operating revenue		(1,040)	(207)
Net income		(1,634)	(328)
Corporate and Other | Intersegment revenue
Segment Reporting Information [Line Items]
Operating revenue		184	175
Corporate and Other | Operating Segments
Segment Reporting Information [Line Items]
Operating revenue		(856)	(32)
Corporate and Other | Operating Segments | Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Operating revenue		(29)	(215)
Net income		(338)	(192)
Corporate and Other | Operating Segments | Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Net Income from discontinued operations		54	56
Net income		$ 52	$ 57

[1]	See Note 10 for amounts attributable to related parties.
[2]	See Note 19 for amounts attributable to affiliates.
[3]	See Note 19 for amounts attributable to related parties.